Commitments and Contingencies Loss Contingency (Details)	3 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended							1 Months Ended
	Dec. 25, 2010 USD ($)	Dec. 31, 2011 USD ($) categories	Dec. 26, 2009 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2007 USD ($)	Dec. 31, 2011 RMMC [Member] USD ($)	Dec. 25, 2010 RMMC [Member] USD ($)	Sep. 30, 2011 BRI USD ($)	Jun. 25, 2011 BRI USD ($)	Dec. 25, 2010 BRI CAD	Dec. 31, 1990 Environmental matters, Lowry USD ($)	Dec. 31, 2011 Environmental matters, Lowry USD ($)	Dec. 31, 2011 Environmental matters, Cooper Drum site USD ($)	Oct. 31, 2006 Environmental matters, Cooper Drum site	Dec. 31, 2011 Environmental matters, Rutherford and Berrys Creek site USD ($)	Dec. 25, 2010 Kaiser Indemnity Obligations USD ($)	Dec. 25, 2010 Kaiser purchased tax credits indemnity reserve USD ($)	Dec. 31, 2011 Kaiser purchased tax credits indemnity reserve USD ($)	Dec. 25, 2010 Kaiser purchased tax credits indemnity reserve, category one USD ($)	Dec. 26, 2009 Kaiser purchased tax credits indemnity reserve, category one USD ($)	Dec. 31, 2011 Kaiser purchased tax credits indemnity reserve, category two USD ($)	Dec. 31, 2011 Kaiser Tax, Civil and Labor Indemnity Reserve [Member] USD ($)	Dec. 25, 2010 Kaiser Tax, Civil and Labor Indemnity Reserve [Member] USD ($)	Oct. 31, 2010 Litigation on product distribution in Brazil USD ($)	Mar. 27, 2010 Litigation on product distribution in Brazil USD ($)	Sep. 26, 2009 Litigation on product distribution in Brazil USD ($)	Dec. 31, 2000 Litigation on product distribution in Brazil USD ($)	Dec. 31, 2011 Litigation on product distribution in Brazil USD ($)	Dec. 31, 2011 Millercoors [Member]	Dec. 25, 2010 Millercoors [Member]	Dec. 26, 2009 Millercoors [Member]	Dec. 28, 2008 Millercoors [Member]	Dec. 31, 2011 Millercoors [Member] RMMC [Member]	Dec. 31, 2009 Club CAD
Letter of Credit
Letters of Credit Outstanding		$ 25,300,000
Letters of Credit Outstanding with Automatic Renewal		2,600,000
Guarantees
Debt Instrument, Face Amount					575,000,000					200,000,000
Special Items Net Gain									2,000,000
Payments of Capital Distribution								93,600,000
Economic Interest (as a percent)																													42.00%	42.00%	42.00%	42.00%	50.00%
Guarantor Obligations, Maximum Exposure, Undiscounted						9,100,000	29,600,000
Short-term Debt, Refinanced, Amount						16,000,000
Letter of Credit Provided to Entity																																		10,000,000
Guarantees related to banks and other third parties noncurrent portion	6,200,000	6,100,000
Guarantees related to banks and other third parties	100,400,000
Guarantees related to banks and other third parties current portion	94,200,000
Environmental
Environmental expenditures	200,000	200,000	1,500,000
Environmental remediation expense, pretax charge											30,000,000
Environmental remediation threshold, assumed remediation cost												120,000,000
Inflation rate assumption, future costs (as a percent)												2.50%
Risk free rate of return assumption (as a percent)												4.60%
Site contingency, accrual, present value												3,200,000
Site contingency, accrual, undiscounted amount												5,300,000
Number of PRP parties														60
Accrued estimated liabilities, environmental													200,000		4,100,000
Indemnity Obligation [Abstract]
Loss contingency, number of categories		2
Cash Settlement																96,000,000	96,000,000		96,000,000				0
Maximum potential claims eliminated																			284,500,000
Indemnity liability, current																		8,600,000		131,200,000
Maximum potential claims																					237,700,000	68,000,000						9,000,000
Total estimate of indemnity liability																		21,500,000
Indemnity liability, noncurrent																		12,900,000				9,100,000
Equity interest sold (as a percent)																						68.00%												19.90%
Litigation and Other Disputes
Settlement agreement, payment for termination of distribution agreement																											150,000
Litigation, vacated court judgment																								42,000,000	42,000,000	42,000,000
Estimated Litigation Liability																												4,800,000
Insurance
Self Insurance Reserve		$ 3,200,000		$ 2,600,000